Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 139.14%Δ
Australia − 11.02%
APA Group <<	444,177	$ 3,247,148
Atlas Arteria <<	1,961,364	9,326,426
Transurban Group <<	2,835,282	26,187,819
		38,761,393
Brazil − 0.67%
CCR	1,029,784	2,350,731
		2,350,731
Canada − 19.19%
Enbridge <<	631,191	27,269,443
Gibson Energy <<	438,821	8,565,232
Hydro One 144A #, <<	294,938	7,283,282
TC Energy <<	453,029	24,340,256
		67,458,213
China/Hong Kong − 2.47%
CLP Holdings <<	851,000	8,669,382
		8,669,382
Denmark − 1.43%
Orsted 144A #, <<	38,877	5,031,232
		5,031,232
France − 3.39%
Vinci <<	113,572	11,908,192
		11,908,192
Germany − 1.38%
Vantage Towers <<	149,052	4,858,486
		4,858,486
Italy − 13.69%
Atlantia <<, †	682,880	12,561,763
Enav 144A #, <<, †	3,743,037	17,206,021
Snam <<	925,061	5,139,876
Terna - Rete Elettrica Nazionale <<	1,615,469	13,235,211
		48,142,871
Japan − 6.62%
East Japan Railway <<	214,100	12,719,414
West Japan Railway <<	244,700	10,557,313
		23,276,727
NQ-MGU [2/22] 4/22 (2112925)    1

Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico − 3.70%
ALEATICA <<, †	8,246,830	$ 7,662,574
Grupo Aeroportuario del Centro Norte <<	740,745	5,335,057
		12,997,631
Netherlands − 1.67%
Koninklijke Vopak <<	158,338	5,867,602
		5,867,602
New Zealand − 1.37%
Auckland International Airport <<, †	994,242	4,814,147
		4,814,147
Spain − 11.86%
Aena SME 144A #, <<, †	164,764	26,890,352
Iberdrola <<	1,142,882	12,966,670
Sacyr <<	782,450	1,830,991
		41,688,013
Switzerland − 1.45%
Flughafen Zurich <<, †	28,440	5,116,930
		5,116,930
United Kingdom − 13.30%
National Grid <<	1,611,882	24,370,630
Severn Trent <<	251,030	9,657,879
SSE <<	352,689	8,004,184
United Utilities Group <<	328,963	4,721,494
		46,754,187
United States − 45.93%
American Electric Power <<	264,542	23,980,732
Archaea Energy <<, †	175,397	3,216,781
Atmos Energy <<	71,299	7,829,343
Cheniere Energy <<	85,979	11,426,609
CMS Energy <<	97,024	6,210,506
Essential Utilities <<	105,382	4,964,546
Eversource Energy <<	111,431	9,115,056
Kinder Morgan <<	681,236	11,853,506
NextEra Energy <<	235,132	18,403,782
NiSource <<	244,585	7,075,844
PPL <<	372,305	9,743,222
Sempra Energy <<	129,811	18,721,343
Sempra Energy <<	75,596	11,024,223
Southern <<	127,760	8,275,015
2    NQ-MGU [2/22] 4/22 (2112925)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Xcel Energy <<	143,101	$ 9,634,990
		161,475,498
Total Common Stock (cost $455,300,676)		489,171,235

Master Limited Partnerships – 1.04%
Magellan Midstream Partners <<	75,126	3,645,113
Total Master Limited Partnerships (cost $3,742,225)		3,645,113
Total Value of Securities−140.18% (cost $459,042,901)		492,816,348
Leverage Facility - (42.60%)		(149,750,000)
Receivables and Other Assets Net of Liabilities — 2.42%	8,499,708
Net Assets Applicable to 12,373,293 Shares Outstanding — 100.00%	$351,566,056
Δ	Securities have been classified by country of risk.
<<	Fully or partially pledged as collateral for borrowing transactions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $56,410,887, which represents 16.05% of the Fund's net assets.
†	Non-income producing security.
NQ-MGU [2/22] 4/22 (2112925)    3